3. Property and Equipment (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Warehouse		$ 3,789,773	$ 0
Land		731,515	0
Building Improvement		34,000	0
Construction in progress		31,677	0
Furniture and fixtures		16,677	8,850
Equipment		6,029	1,029
Property and equipment, gross	$ 4,889,752	4,609,671	9,879
Less accumulated depreciation	(153,041)	(31,536)	(3,543)
Property and equipment, net	$ 4,736,711	$ 4,578,135	$ 6,336